Note 7 - Prepayments and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Other Current Assets [Table Text Block]
	December 31, 2013	March 31, 2014
Prepaid expenses	54	80
Other receivables	464	544
Total	518	624

	December 31, 2012	December 31, 2013
Prepaid expenses	77	54
Other receivables	1,012	464
Total	1,089	518